NOTE 3 - ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details
Change in bad debt allowance	$ (5,356)	$ 43,987	$ 0